Schedule of Property and Equipment (Details) - USD ($)	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 6,986,811	$ 6,716,733	$ 860,104
Accumulated depreciation	(1,055,128)	(646,442)	(506,444)
Total	5,931,683	6,070,291	353,660
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	474,600	475,020
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	3,559,500	3,562,650
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	861,188	691,318	465,857
Clinical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	1,973,582	1,875,537	301,337
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	27,116	24,679	23,921
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	49,842	46,510	29,229
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 40,983	$ 41,019	$ 39,760